Borrowings (Details)		12 Months Ended
		Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2024 CNY (¥)
Borrowings [Line Items]
Loan term				2 years
Repayment term of non-current borrowings		two
Credit Facilities [Member]
Borrowings [Line Items]
Interest expense | $		$ 207,848	$ 202,693
Bank Borrowings [Member]
Borrowings [Line Items]
Loan amount				¥ 21,490,000	¥ 21,100,000
Bank Borrowings [Member] | Youbo Financia Leasing (Shanghai) Co., Ltd [Member]
Borrowings [Line Items]
Fixed interest rate of loan				14.08%
Loan amount	[1]			¥ 1,930,000

[1]	On December 16 ,2024, the Company entered into a long-term loan agreement with Youbo Financia Leasing (Shanghai) Co., Ltd with a loan term of two years. The loan of RMB 1,930,000 bears a fixed interest rate of 14.08%. The loan is secured by a corporate guarantee from Ningbo Deloud Information Technology Co., Ltd. and four production lines are pledged as collateral for the financing arrangement.